SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,257,266	$ 2,016,613	$ 1,749,561
Other comprehensive income before reclassifications	21,201	14,213
Amounts reclassified from accumulated other comprehensive loss	(4,564)	(896)
Net current-period other comprehensive income	16,637	13,317	(13,702)
Ending balance	2,588,484	2,257,266	2,016,613
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications		6,260
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications		5,495
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications		2,458
Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(33,299)	(46,616)
Ending balance	(16,662)	(33,299)	(46,616)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	4,131	(1,662)
Other comprehensive income before reclassifications	11,249
Amounts reclassified from accumulated other comprehensive loss	(2,095)	(467)
Net current-period other comprehensive income	9,154	5,793
Ending balance	13,285	4,131	(1,662)
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,351	(2,715)
Other comprehensive income before reclassifications	4,954
Amounts reclassified from accumulated other comprehensive loss	(2,469)	(429)
Net current-period other comprehensive income	2,485	5,066
Ending balance	4,836	2,351	(2,715)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(39,781)	(42,239)
Other comprehensive income before reclassifications	4,998
Amounts reclassified from accumulated other comprehensive loss	0	0
Net current-period other comprehensive income	4,998	2,458
Ending balance	$ (34,783)	$ (39,781)	$ (42,239)